CAPITAL MANAGEMENT	12 Months Ended
Sep. 30, 2024
Capital Management [Abstract]
CAPITAL MANAGEMENT	CAPITAL MANAGEMENT
The Company's capital consists of long-term debt (including current portion), derivative liabilities, share capital, equity reserves, accumulated other comprehensive loss, and accumulated deficit, which as at September 30, 2024 is $325,263 (September 30, 2023 - $273,651). Equity reserves is comprised of any amounts recorded with respect to the recognition of share-based compensation expense (options, RSUs, or PSUs) or the fair value of warrants issued. Accumulated other comprehensive loss is entirely comprised of fair value changes recorded on the Company’s investment in WHC.
The Company manages its capital structure and adjusts it based on funds available to the Company, in order to fund its growth. The Board of Directors does not establish quantitative return on capital criteria for management, but rather relies on the expertise of the Company’s management to sustain future development of the business.
Management reviews its capital management approach on an ongoing basis and believes that this approach, given the relative stage of the Company, is reasonable. There were no changes to the Company's approach to capital management during the year.